Related-party transactions	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Related-party transactions
19. Related-party transactions
Operating entities
The consolidated financial statements include the results of Obsidian Energy Ltd. and our
wholly

owned subsidiaries, notably the Obsidian Energy Partnership. Transactions and balances between Obsidian Energy Ltd. and all of our
subsidiaries are eliminated upon consolidation.
Compensation of key management personnel
In 2019, key management personnel include the
Interim
President and Chief Executive Officer, Chief Financial Officer, Vice-Presidents and the Board of Directors. The Human Resources, Governance & Compensation Committee makes recommendations to the Board of Directors who approves the appropriate remuneration levels for management based on performance and current market trends. Compensation levels of the Board of Directors are also recommended by the Human Resources, Governance & Compensation Committee of the Board. The remuneration of the directors and key management personnel of Obsidian Energy during the year is below.

	Year ended December 31
	2019	2018
Salary and employee benefits	$2	$3
Termination benefits	1	—
Share-based payments (1)	1	—

	$4	$3

(1)	Includes changes in the fair value of PSUs, DSUs and non-cash charges related to the Option Plan and RPSU plan (equity method) for key management personnel.